CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock Class F Common Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance (in shares) at Dec. 31, 2019		1,316,467	2,401,881
Beginning balance at Dec. 31, 2019		$ 0	$ 0	$ 10	$ (13,198)	$ (8)	$ (13,196)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense				998			998
Foreign currency translation, net of tax						2	2
Net income (loss)					(1,334)		(1,334)
Ending balance (in shares) at Jun. 21, 2020		1,316,467	2,401,881
Ending balance at Jun. 21, 2020		$ 0	$ 0	1,008	(14,532)	(6)	(13,530)
Beginning balance (in shares) at Feb. 09, 2020			37,200,000
Beginning balance at Feb. 09, 2020			$ 4	53,059	0	0	53,063
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Holdings' contributions	[1]					506	506
Foreign currency translation, net of tax					(14,374)
Net income (loss)				53,059	(14,374)	506
Ending balance (in shares) at Dec. 31, 2020			22,461,273
Ending balance at Dec. 31, 2020			$ 2	52,919	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
GPAC shares net of redemptions, including PIPE, warrant liability, and Merger transaction costs (in shares)			3,029,596
GPAC shares net of redemptions, including PIPE, warrant liability, and Merger transaction costs				40,646			40,646
Holdings' contributions				9,288			9,288
Earnout settlement in Holdings' equity				27,112			27,112
Equity-based compensation expense						(403)	(403)
Foreign currency translation, net of tax					(61,537)
Net income (loss)				$ 183,024	$ (75,911)	$ 103
Ending balance at Dec. 31, 2021							$ 107,222

[1]	The units of the Company prior to the Merger (as defined in Note A) have been retroactively restated to reflect the exchange ratio established in the Merger (computed as 37,200,000 shares of common stock to 100 Company units).